Victory CEMP REC Enhanced Volatility Wtd Index Fund
Victory CEMP REC Enhanced Volatility Wtd Index Fund
Investment Objective
The Fund seeks to provide investment results that track the performance of the CEMP REIT Long/Cash Volatility Weighted Index before fees and expenses.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP REC Enhanced Volatility Wtd Index Fund	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP REC Enhanced Volatility Wtd Index Fund		Class A	Class C	Class I
Management Fees		1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.39%	0.28%	0.37%
Total Annual Fund Operating Expenses		1.69%	2.33%	1.42%
Fee Waivers and Expense Reimbursement	[2]	(0.23%)	(0.12%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	1.46%	2.21%	1.21%
[1]	Restated to reflect current contractual fees.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.46%, 2.21%, and 1.21% of the Fund's Class A, Class C and Class I shares respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP REC Enhanced Volatility Wtd Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,045	1,409	2,430
Class C	324	710	1,229	2,652
Class I	123	418	746	1,674

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP REC Enhanced Volatility Wtd Index Fund | Class C | USD ($)	224	710	1,229	2,652

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of issuers included in the CEMP US REIT Long/Cash Volatility Weighted Index (the "Index"), an unmanaged, volatility weighted index created by the Adviser.

The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reinvests when market prices have further declined or rebounded.

The Index follows a rules-based methodology to construct its constituent securities:

1.  The Index universe begins with all real estate investment trusts ("REITs") publicly traded in the U.S. and then screens for all companies with positive earnings in each of the four most recent quarters.

2.  The Index identifies the 100 largest U.S. stocks by market capitalization measured at the time the Index's constituent securities are determined.

3.  The remaining 100 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index is reconstituted every March and September (based on information as of the prior month-end). The Index may include fewer than 100 stocks depending on the number of companies meeting the Index's criteria. As of September 30, 2015, the Index had a market capitalization range from $100.0 million to $56.8 billion.

The Fund concentrates investments in the securities of real estate industry issuers because, under normal circumstances, it invests over 25% of its assets in the common stocks of REITs.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market. Market decline is measured by reference to the CEMP US REIT 100 Volatility Weighted Index ("Reference Index"), which is composed of the same securities as in the Index but without any allocation to cash.

During any periods of significant market decline, defined as a decline of 13% or more from the Reference Index's all-time daily high closing value compared to its most recent month-end closing value, the Index's exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.

If the value of the Reference Index declines 13% or more, the Index will liquidate 75% of the stocks included in the Index and invest the cash in 30-day Treasury bills.

The Index will reinvest in stocks as follows:

■  The Index will return to being 100% invested in stocks if the month-end closing value of the stocks in the Reference Index returns to a level that is less than a 13% decline from its all-time daily high closing value.

■  If the Reference Index declines by 26% (or more) from its all-time daily high closing value, 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weightings.

■  If the Reference Index declines by 39% (or more) from its all-time daily high closing value, another 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weightings.

■  If the Reference Index declines by 52% (or more) from its all-time daily high closing value, the remaining 25% of the Index will be reinvested back into the stocks of the Reference Index at their current securities weighting and the Index will then be 100% invested in stocks.

The Index will make any prescribed liquidation or reinvestment in stocks in accordance with the mathematical formula only at month end.

During any periods of significant market decline, when the Index's exposure to the market is less than 100%, the uninvested portion of the Index will be invested in 30-day Treasury bills. The Fund will invest the portion of its portfolio corresponding to the uninvested portion of the Index in 30-day Treasury bills or an equivalent investment, such as money market funds, short-term government bonds and/or commercial paper.

The Fund may employ a "sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The use of "REC" in the Fund's name is intended to be representative of the two major aspects of the Fund's primary investment strategies: "RE" refers to real estate-related investments, and "C" refers to the cash component allocated to short-term fixed income securities when the Fund is defensively positioned. The term "Enhanced" in the Fund's name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through its defensive positioning, as described above.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

■  Index/Defensive Positioning Risk. Because the Index's allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index's prescribed liquidation and reinvestment strategy, if employed, will be successful.

■  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

■  Real Estate Risk. The Fund is subject to real estate industry concentration risk because it normally invests over 25% of its assets in the common stock of REITs.

■  Real Estate Market. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include overbuilding, decreases in real estate values, and increases in operating costs, interest rates and property taxes.

■  REIT Risk. The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. REITs (especially mortgage REITs) are subject to interest rate risks. REITs are also heavily dependent upon the success of their management teams. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

■  Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV that would be the case if the Fund held all of the securities of the Index. To the extent the assets in the Fund are similar, these risks will be greater.

■  Smaller Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small-sized companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

■  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Index and to the Dow Jones U.S. Select Real Estate Securities Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Best Quarter: 12/31/14 14.31% Worst Quarter: 9/30/14 -4.54% The year-to-date total return of the Fund's Class A shares as of September 30, 2015 was -11.07%
Average Annual Total Returns (For the periods ended 12/31/14)
Average Annual Returns - Victory CEMP REC Enhanced Volatility Wtd Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	11.97%	9.91%	Nov. 19, 2012
Class C	17.92%	12.23%	Nov. 19, 2012
Class I	19.09%	13.28%	Nov. 19, 2012
After Taxes on Distributions | Class A	10.61%	8.79%
After Taxes on Distributions and Sale of Fund Shares | Class A	6.74%	7.16%
CEMP US REIT Long/Cash Volatility Weighted Index reflects no deduction for fees, expenses or taxes	20.41%	15.45%	Nov. 19, 2012
Dow Jones U.S. Select Real Estate Securities Index reflects no deduction for fees, expenses or taxes	31.85%	17.45%	Nov. 19, 2012